5. DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities
Balance, December 31, 2016	$779,796
Fair value of expired warrant	(140)
Change in fair value of derivative liabilities	(542,834)
Foreign exchange effect on derivative liability	36,348
Balance, December 31, 2017	273,170
Fair value of expired warrant	(56,229)
Change in fair value of derivative liabilities	(150,870)
Foreign exchange effect on derivative liability	(11,445)
Balance, December 31, 2018	$54,626

Assumptions used for derivatives
	2018	2017	2016
Volatility	557.60%	383.07%	254.90%
Expected life	.04 to 3 years	.2 to 4 years	.2 to 7 years
Risk-free interest rate	1.86% - 1.96%	1.73% - 1.9%	0.74% - 1.4%
Dividend yield	0.00%	0.00%	0.00%